                                  UNITEDSTATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [ ]; Amendment Number: 1

This Amendment (Check only one.): [X] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Highland Capital Management, L.P.
Address: 13455 Noel Rd. Suite 800
         Dallas, TX 75240

Form 13F File Number: 28-10659

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  James D. Dondero
Title: President
Phone: 972-628-4100

Signature, Place, and Date of Signing:


/s/ James D. Dondero                          Dallas, TX       November 13, 2009
--------------------------------------       -------------      ---------------
[Signature]                                  [City, State]           [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number   Name

28-_________________   _________________________________
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         69

Form 13F Information Table Value Total:   $266,070
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.   Form 13F File Number   Name

___   28-________________    ______________________________________
[Repeat as necessary.]

           ISSUER               CLASS        CUSIP   VALUE SHRS_PRN_AMT SH_PRN PUT_CALL INV_DISCRETION MANAGERS   SOLE   SHARED NONE
---------------------------- ----------    --------- ----- ------------ ------ -------- -------------- -------- -------- ------ ----
ACME PACKET INC              COM           004764106  1570       155179 SH              SOLE                      155179      0    0
ACTIVISION BLIZZARD INC      COM           00507V109  1958       155000 SH              SOLE                      155000      0    0
ACTUATE CORP                 COM           00508B102   492       102500 SH              SOLE                      102500      0    0
ADAPTEC INC                  COM           00651F108    21         7833 SH              SOLE                        7833      0    0
AMERICAN EAGLE OUTFITTERS NE COM           02553E106  2578       181900 SH              SOLE                      181900      0    0
ANAREN INC                   COM           032744104  2740       155000 SH              SOLE                      155000      0    0
ANGIOTECH PHARMACEUTICALS IN COM           034918102 10866      6354559 SH              SOLE                     6354559      0    0
APAC CUSTOMER SERVICES INC   COM           00185E106   770       150000 SH              SOLE                      150000      0    0
APPLE INC                    COM           037833100  7946        55792 SH              SOLE                       55792      0    0
ART TECHNOLOGY GROUP INC     COM           04289L107  1919       505000 SH              SOLE                      505000      0    0
ASPEN INSURANCE HOLDINGS LTD SHS           G05384105  1492        66800 SH              SOLE                       66800      0    0
AVATAR HLDGS INC             COM           053494100    24         1318 SH              SOLE                        1318      0    0
BROADPOINT GLEACHER SECS GRO COM           11134A103  1133       203000 SH              SOLE                      203000      0    0
BUCKLE INC                   COM           118440106  1779        56000 SH              SOLE                       56000      0    0
CALPINE CORP                 COM NEW       131347304  1528       136997 SH              SOLE                      136997      0    0
CAPSTEAD MTG CORP            COM NO PAR    14067E506 21125      1662069 SH              SOLE                     1662069      0    0
CENTURYTEL INC               COM           156700106  1068        34800 SH              SOLE                       34800      0    0
CHARMING SHOPPES INC         COM           161133103   539       145000 SH              SOLE                      145000      0    0
CLEARWIRE CORP NEW           CL A          18538Q105  4204       760243 SH              SOLE                      760243      0    0
CROWN HOLDINGS INC           COM           228368106  2086        86400 SH              SOLE                       86400      0    0
CSX CORP                     COM           126408103  4354       125738 SH              SOLE                      125738      0    0
CVS CAREMARK CORPORATION     COM           126650100  9328       292704 SH              SOLE                      292704      0    0
DINEEQUITY INC               COM           254423106  3400       109000 SH              SOLE                      109000      0    0
ECHOSTAR CORP                CL A          278768106  6138       385079 SH              SOLE                      385079      0    0
ENTRAVISION COMMUNICATIONS C CL A          29382R107   791      1648412 SH              SOLE                     1648412      0    0
EQUINIX INC                  COM NEW       29444U502  4757        65400 SH              SOLE                       65400      0    0
EVEREST RE GROUP LTD         COM           G3223R108  1832        25600 SH              SOLE                       25600      0    0
FEDERATED INVS INC PA        CL B          314211103  2625       108959 SH              SOLE                      108959      0    0
FLAGSTONE REINSURANCE HLDGS  SHS           G3529T105   366        35500 SH              SOLE                       35500      0    0
FORMFACTOR INC               COM           346375108  2868       166000 SH              SOLE                      166000      0    0
FRESH DEL MONTE PRODUCE INC  ORD           G36738105  6394       393262 SH              SOLE                      393262      0    0
FTI CONSULTING INC           COM           302941109  2176        42902 SH              SOLE                       42902      0    0
GLOBALSTAR INC               COM           378973408     9         8262 SH              SOLE                        8262      0    0
GRAY TELEVISION INC          CL A          389375205    71       118872 SH              SOLE                      118872      0    0
GRAY TELEVISION INC          COM           389375106  2768      5649486 SH              SOLE                     5649486      0    0
HATTERAS FINL CORP           COM           41902R103  3193       111693 SH              SOLE                      111693      0    0
HIGHLAND CR STRATEGIES FD    COM           43005Q107  3690       751442 SH              SOLE                      751442      0    0
ICO GLOBAL COMM HLDGS LTD DE CL A          44930K108 20654     33313062 SH              SOLE                    33313062      0    0
INFOSPACE INC                COM NEW       45678T201    24         3663 SH              SOLE                        3663      0    0
INTERCONTINENTALEXCHANGE INC COM           45865V100    29          250 SH              SOLE                         250      0    0
JARDEN CORP                  COM           471109108    73         3906 SH              SOLE                        3906      0    0
LINCOLN EDL SVCS CORP        COM           533535100  7265       347100 SH              SOLE                      347100      0    0
LORAL SPACE & COMMUNICATNS I COM           543881106 39720      1542505 SH              SOLE                     1542505      0    0
MI DEVS INC                  CL A SUB VTG  55304X104  2631       357910 SH              SOLE                     357910       0    0
MICROVISION INC DEL          COM           594960106 11203      3649326 SH              SOLE                     3649326      0    0
MYLAN INC                    COM           628530107  5350       409973 SH              SOLE                      409973      0    0
NEUROBIOLOGICAL TECH INC     COM NEW       64124W304  3221      4737479 SH              SOLE                     4737479      0    0
NEWELL RUBBERMAID INC        COM           651229106  1837       176500 SH              SOLE                      176500      0    0
ODYSSEY RE HLDGS CORP        COM           67612W108  8884       222200 SH              SOLE                      222200      0    0
OPNEXT INC                   COM           68375V105    42        19678 SH              SOLE                       19678      0    0
PACIFIC SUNWEAR CALIF INC    COM           694873100   718       212500 SH              SOLE                      212500      0    0
QUALCOMM INC                 COM           747525103  7500       165938 SH              SOLE                      165938      0    0
RACKSPACE HOSTING INC        COM           750086100  1663       120000 SH              SOLE                      120000      0    0
RENAISSANCERE HOLDINGS LTD   COM           G7496G103  1069        22975 SH              SOLE                       22975      0    0
RELIANT ENERGY INC           COM           75952B105   243        48444 SH              SOLE                       48444      0    0
RTI INTL METALS INC          COM           74973W107   378        21387 SH              SOLE                       21387      0    0
SBA COMMUNICATIONS CORP      COM           78388J106  7266       296091 SH              SOLE                      296091      0    0

SEARS HLDGS CORP             COM           812350106  1946        29250 SH              SOLE                       29250      0    0
SOLUTIA INC                  COM NEW       834376501  1118       194159 SH              SOLE                      194159      0    0
TD AMERITRADE HLDG CORP      COM           87236Y108   878        50000 SH              SOLE                       50000      0    0
TERRESTAR CORP               COM           881451108     2         1000 SH              SOLE                        1000      0    0
TEVA PHARMACEUTICAL INDS LTD ADR           881624209  1334        27041 SH              SOLE                       27041      0    0
TLC VISION CORP              COM           872549100  2053      8213508 SH              SOLE                     8213508      0    0
TRINITY INDS INC             COM           896522109   838        61500 SH              SOLE                       61500      0    0
URBAN OUTFITTERS INC         COM           917047102  2089       100000 SH              SOLE                      100000      0    0
WILEY JOHN & SONS INC        CL A          968223206  6633       199486 SH              SOLE                      199486      0    0
WINDSTREAM CORP              COM           97381W104  3783       452500 SH              SOLE                      452500      0    0
XTO ENERGY INC               COM           98385X106  4164       109172 SH              SOLE                      109172      0    0
YAHOO INC                    COM           984332106   861        55000 SH              SOLE                       55000      0    0